As filed with the Securities and Exchange Commission on January 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2016 (Unaudited)

Shares	COMMON STOCKS: 92.56%	Value
	Administrative Support and Services: 3.04%
16,720	PayPal Holdings, Inc.*	$656,762

	Air Transportation: 4.19%
19,450	Southwest Airlines Co.	906,564

	Animal Production and Aquaculture: 0.90%
34,170	JBS SA - ADR	195,452

	Apparel Manufacturing: 5.42%
30,950	Hanesbrands, Inc.	718,968
8,330	VF Corp.	454,068
		1,173,036

	Broadcasting (except Internet): 5.72%
4,670	CBS Corp. - Class B	283,562
9,930	Comcast Corp. - Class A	690,234
2,665	Walt Disney Co.	264,155
		1,237,951

	Computer and Electronic Product Manufacturing: 10.42%
8,465	Apple, Inc.	935,552
28,800	Cisco Systems, Inc.	858,816
13,730	Infineon Technologies AG - ADR	229,154
2,390	IPG Photonics Corp.*	229,249
		2,252,771

	Construction of Buildings: 2.92%
14,850	Lennar Corp. - Class A	631,719

	Couriers and Messengers: 3.00%
3,385	FedEx Corp.	648,803

	Credit Intermediation and Related Activities: 1.21%
2,370	PNC Financial Services Group, Inc.	261,980

	Electrical Equipment, Appliance, and Component: 2.21%
2,940	Whirlpool Corp.	477,574

	Food and Beverage Stores: 2.13%
15,120	Whole Foods Market, Inc.	459,497

	Insurance Carriers and Related Activities: 4.32%
5,930	Berkshire Hathaway, Inc. - Class B*	933,619

	Leather and Allied Product Manufacturing: 2.25%
9,730	Nike, Inc. - Class B	487,181

	Machinery Manufacturing: 6.30%
17,330	Applied Materials, Inc.	558,026
7,580	Lam Research Corp.	803,632
		1,361,658

	Nonstore Retailers: 2.17%
16,900	eBay, Inc.*	469,989

	Oil and Gas Extraction: 2.05%
9,170	Devon Energy Corp.	443,186

	Paper Manufacturing: 3.74%
31,200	Graphic Packaging Holding Co.	392,184
9,150	Sealed Air Corp.	417,240
		809,424

	Plastics and Rubber Products Manufacturing: 4.35%
30,645	Goodyear Tire & Rubber Co.	940,495

	Professional, Scientific, and Technical Services: 2.61%
21,870	Sabre Corp.	565,339

	Publishing Industries (except Internet): 5.07%
7,400	Check Point Software Technologies Ltd.*#	609,242
8,070	Microsoft Corp.	486,298
		1,095,540

	Real Estate: 2.72%
20,266	CBRE Group, Inc. - Class A*	588,525

	Rental and Leasing Services: 2.08%
10,520	AerCap Holdings NV*#	450,782

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities: 2.56%
13,360	Oaktree Capital Group, LLC - Class A*	553,772

	Support Activities for Mining: 6.01%
8,910	ConocoPhillips	432,313
5,230	Schlumberger Ltd.#	439,581
25,130	YPF SA - ADR	426,959
		1,298,853

	Transportation Equipment Manufacturing: 5.17%
24,500	BAE Systems PLC - ADR	737,205
3,860	WABCO Holdings, Inc.*	380,249
		1,117,454
	TOTAL COMMON STOCKS (Cost $17,908,222)	20,017,926

	REITS: 3.70%
	Real Estate: 3.70%
3,880	American Tower Corp.	396,808
1,210	AvalonBay Communities, Inc.	199,033
1,650	Boston Properties, Inc.	204,402
		800,243
	TOTAL REITS (Cost $718,280)	800,243

	SHORT-TERM INVESTMENTS: 3.84%
830,838	Fidelity Investments Money Market Government Portfolio - Class I, 0.28%†	830,838
	TOTAL SHORT-TERM INVESTMENTS (Cost $830,838)	830,838

	Total Investments in Securities (Cost $19,457,340): 100.10%	21,649,007
	Liabilities in Excess of Other Assets: (0.10)%	(21,241)
	Net Assets: 100.00%	$21,627,766

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of November 30, 2016.
ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$656,762	$-	$-	$656,762
Agriculture, Forestry, Fishing, and Hunting	195,452	-	-	195,452
Construction	631,719	-	-	631,719
Finance and Insurance	1,749,371	-	-	1,749,371
Information	2,333,491	-	-	2,333,491
Manufacturing	7,900,625	-	-	7,900,625
Mining	1,742,039	-	-	1,742,039
Professional, Scientific, and Technical Services	565,339	-	-	565,339
Real Estate, Rental, and Leasing	1,039,307	-	-	1,039,307
Retail Trade	1,648,454	-	-	1,648,454
Transportation and Warehousing	1,555,367	-	-	1,555,367
Total Common Stocks	20,017,926	-	-	20,017,926
REITS	800,243	-	-	800,243
Short-Term Investments	830,838	-	-	830,838
Total Investments in Securities	$21,649,007	$-	$-	$21,649,007

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2016, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended November 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$19,457,340

Gross unrealized appreciation	$2,907,019
Gross unrealized depreciation	(715,352)
Net unrealized appreciation	$2,191,667

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  January 25, 2017

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  January 25, 2017

* Print the name and title of each signing officer under his or her signature.